Derivative Financial Instruments - Derivative Assets Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 27, 2023 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($)
Derivative Financial Instruments [Line Items]
Derivative assets		$ 17,700	$ 36,218	$ 36,218
Fair Value | Solaris Resources Inc
Derivative Financial Instruments [Line Items]
Investment in associate, fair value	$ 31,700		15,900	15,900
Fair Value | Solaris Resources Inc | Warrants
Derivative Financial Instruments [Line Items]
Derivative assets	$ 25,000		9,200	9,200
Solaris warrants
Derivative Financial Instruments [Line Items]
Derivative assets		0	29,154	29,154	$ 122,919
FVTPL
Derivative Financial Instruments [Line Items]
Derivative assets		18,196	36,743	36,743
FVTPL | Solaris warrants
Derivative Financial Instruments [Line Items]
Derivative assets		$ 0	$ 29,154	$ 29,154
Number of warrants exercised (in shares) | shares	7,500,000	7,500,000	2,718,750	2,718,750
Exercised (in dollars per share) | (per share)	$ 1.20	$ 1.20	$ 3.24	$ 3.24
Share-base arrangement consideration received	$ 6,700		$ 6,700	$ 6,700